Capital structure and financing - C.3.1. Bond financing (Details) ₲ in Millions, Bs. in Millions, $ in Millions, kr in Billions																1 Months Ended							2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2025 USD ($)	May 08, 2025 PYG (₲)	Dec. 31, 2024 USD ($)	Sep. 23, 2024 USD ($)	Jul. 11, 2024 PYG (₲)	Apr. 02, 2024 USD ($)	Jan. 05, 2023 COP ($) tranche	Nov. 21, 2022 USD ($)	Jan. 27, 2022 USD ($)	Jan. 10, 2022 USD ($)	Oct. 01, 2021 PYG (₲)	Sep. 22, 2021 USD ($)	Feb. 22, 2021	Feb. 16, 2021 COP ($)	Oct. 19, 2020 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2020 COP ($)	Nov. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2018	Sep. 30, 2017 USD ($)	Dec. 31, 2023 USD ($)	Feb. 29, 2020 PYG (₲)	Dec. 31, 2025 USD ($) bond debtProgram	Dec. 31, 2024 USD ($)	Dec. 31, 2025 PYG (₲) bond	Dec. 31, 2024 PYG (₲)	Apr. 25, 2024 COP ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 BOB (Bs.)	Nov. 01, 2023 USD ($)	Nov. 04, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BOB (Bs.)	Jan. 28, 2020 USD ($)	Jul. 31, 2019 BOB (Bs.) bond	May 31, 2019	Oct. 31, 2017	Aug. 31, 2016 BOB (Bs.)	May 31, 2016 COP ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 4,461,000,000																						$ 4,550,000,000	$ 4,461,000,000
Number of bonds issued | bond																																						2
Number of local currency debt program | debtProgram																									2
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Percentage of controlling interest acquired									45.00%
SEK Senior Unsecured Variable Rate Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									3.00%		3.00%
Bonds issued			202,000,000																						$ 244,000,000	202,000,000
Borrowings face amount										$ 252,300,000																								kr 2.2
Borrowing costs capitalised										$ 2,400,000
Borrowings term										5 years
SEK Senior Unsecured Variable Rate Notes Due 2027 | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis										3.00%																								3.00%
SEK Senior Unsecured Variable Rate Notes Due 2027 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																							3.23%
USD 7.375% Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.375%
Bonds issued			445,000,000																						$ 446,000,000	445,000,000
Borrowings face amount						$ 450,000,000
USD 7.375% Senior Notes Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									7.375%		7.375%
USD 4.500% Senior Notes Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												4.50%			4.50%
Bonds issued			$ 752,000,000																						$ 755,000,000	752,000,000
Borrowings face amount												$ 307,500,000			$ 500,000,000
Borrowing costs capitalised															$ 5,500,000
Borrowings term															11 years
Repayments of non-current borrowings																							$ 12,000,000			17,000,000
Redemption price, percentage												101.812%
Borrowings exchange, transaction costs												$ 4,000,000
Notional amount, repayments of noncurrent borrowings																																$ 16,000,000
Repurchase price discount, financial income																										$ 3,000,000
USD 4.500% Senior Notes Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.50%																						4.50%	4.50%	4.50%	4.50%
USD 4.500% Senior Notes Due 2031 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															4.80%
USD 6.25% Senior Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 613,000,000																						$ 614,000,000	$ 613,000,000
Borrowings face amount																				$ 750,000,000
Borrowing costs capitalised																				$ 8,200,000
Borrowings term																				10 years
Repurchase price discount, financial income																										1,000,000
USD 6.25% Senior Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				6.25%					6.25%		6.25%
Repayments of non-current borrowings																										59,000,000
USD 6.25% Senior Notes Due 2029 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				6.36%
USD 5.125% Senior Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued			358,000,000																						$ 359,000,000	358,000,000
Borrowings face amount																						$ 500,000,000
Borrowing costs capitalised																						$ 7,000,000
Borrowings term																						10 years
USD 5.125% Senior Notes Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						5.125%			5.125%		5.125%
Repayments of non-current borrowings																										90,000,000
Repurchase price discount, financial income																										4,000,000
USD 5.125% Senior Notes Due 2028 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						5.24%
USD 5.875% Senior Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued			291,000,000																						$ 140,000,000	291,000,000
Borrowings face amount																			$ 300,000,000																		$ 250,000,000
Borrowing costs capitalised																			$ 4,000,000
Borrowings term																					8 years
Repayments of non-current borrowings								$ 44,000,000
Borrowings premium																																					$ 15,000,000
Tender offer, consideration per $1,000 principal amount																																	$ 927.5
Tender offer, aggregate maximum principal amount																																	55,000,000
Extinguishment of debt								47,000,000
Net financial impact of repurchase below par value								3,000,000
USD 5.875% Senior Notes Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																			5.875%						5.875%		5.875%										5.875%
Borrowings face amount																			$ 550,000,000
Repayments of non-current borrowings	$ 150,000,000		63,000,000	$ 150,000,000
Repurchase price discount, financial income																										1,000,000
Issuance premium, percent																																					106.375%
USD 5.875% Senior Notes Due 2027 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					6.04%
USD 5.875% Senior Notes Due 2027 | Implied Yield to Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																					4.817%
PYG 9.250% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued			6,000,000																						$ 8,000,000	6,000,000
PYG 9.250% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									9.25%		9.25%
PYG 10.000% Notes Tranche C Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued			8,000,000																						$ 10,000,000	8,000,000
PYG 10.000% Notes Tranche C Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.00%		10.00%
PYG 9.250% Notes Tranche B Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued			1,000,000																						$ 2,000,000	1,000,000
PYG 9.250% Notes Tranche B Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									9.25%		9.25%
PYG 10.000% Notes Tranche E Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued			3,000,000																						$ 4,000,000	3,000,000
PYG 10.000% Notes Tranche E Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.00%		10.00%
PYG 9.250% Notes Tranche F Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued			2,000,000																						$ 2,000,000	2,000,000
PYG 9.250% Notes Tranche F Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									9.25%		9.25%
PYG 10.000% Notes, Tranche G, Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued			3,000,000																						$ 3,000,000	3,000,000
PYG 10.000% Notes, Tranche G, Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.00%		10.00%
PYG 6.000% Notes, Tranche H, Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued			13,000,000																						$ 15,000,000	13,000,000
PYG 6.000% Notes, Tranche H, Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									6.00%		6.00%
PYG 6.700% Notes, Tranche I, Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued			18,000,000																						$ 22,000,000	18,000,000
PYG 6.700% Notes, Tranche I, Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									6.70%		6.70%
PYG 7.500% Notes, Tranche J, Due 2031
Disclosure of detailed information about borrowings [line items]
Bonds issued			20,000,000																						$ 24,000,000	20,000,000
PYG 7.500% Notes, Tranche J, Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									7.50%		7.50%
PYG 7.800% Notes, Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 13,000,000																						$ 16,000,000	$ 13,000,000		₲ 103,000
PYG 7.800% Notes, Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.80%																						7.80%	7.80%	7.80%	7.80%
PYG 8.170% Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 47,000,000		₲ 370,000																				$ 56,000,000	$ 47,000,000
PYG 8.170% Notes, Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					8.17%																				8.17%		8.17%
Borrowings term					8 years
PYG 8.100% Notes, Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued		₲ 100,000	0																						$ 15,000,000	0
PYG 8.100% Notes, Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.10%																							8.10%		8.10%
Borrowings term		4 years
PYG 8.900% Notes, Due 2031
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 2,000,000	0
PYG 8.900% Notes, Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									8.90%		8.90%
Bonds issued | ₲																											₲ 12,700
Borrowings term																									6 years
Number of bonds issued | bond																									1		1
PYG 10.000% Notes, Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 6,000,000	0
PYG 10.000% Notes, Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.00%		10.00%
PYG 10.000% Notes, Due 2028, Two
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 2,000,000	0
PYG 10.000% Notes, Due 2028, Two | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.00%		10.00%
PYG 10.850% Notes, Due 2030, One
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 33,000,000	0
PYG 10.850% Notes, Due 2030, One | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.85%		10.85%
PYG 10.850% Notes, Due 2030, Two
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 5,000,000	0
PYG 10.850% Notes, Due 2030, Two | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.85%		10.85%
PYG 11.500% Notes, Due 2036
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 51,000,000	0
PYG 11.500% Notes, Due 2036 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									11.50%		11.50%
Bonds issued | ₲																											₲ 337,860
Borrowings term																									10 years
Number of bonds issued | bond																									1		1
PYG 12.000% Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued			0																						$ 77,000,000	0
PYG 12.000% Notes, Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									12.00%		12.00%
Bonds issued | ₲																											₲ 512,500
Borrowings term																									7 years
Number of bonds issued | bond																									1		1
BOB 5.800% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued			25,000,000																						$ 11,000,000	25,000,000
BOB 5.800% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									5.80%		5.80%
BOB 4.30% Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued			10,000,000																						$ 6,000,000	10,000,000
BOB 4.30% Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									4.30%		4.30%														4.30%
BOB 5.30% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued			4,000,000																						$ 1,000,000	4,000,000
BOB 5.30% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									5.30%		5.30%													5.30%
BOB 5.000% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued			36,000,000																						$ 17,000,000	36,000,000
BOB 5.000% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									5.00%		5.00%
BOB 6.000% Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued			54,000,000																						$ 27,000,000	54,000,000
BOB 6.000% Notes Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									6.00%		6.00%				6.00%
Borrowings face amount | Bs.																															Bs. 396.5
UNE Bond 3 (tranche B) due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									4.15%		4.15%
Bonds issued			58,000,000																						$ 67,000,000	58,000,000
Adjustment to interest rate basis																																										4.15%
UNE Bond 3 (tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									4.89%		4.89%
Bonds issued			29,000,000																						$ 34,000,000	29,000,000
Adjustment to interest rate basis																																										4.89%
UNE Bond 6.600% Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	6.60%
Bonds issued			34,000,000																						$ 40,000,000	34,000,000
Borrowings face amount																	$ 150,000
Borrowings term																	10 years
UNE Bond 6.600% Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									6.60%		6.60%
UNE Bond 4 (Tranche A) Due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														5.56%
Bonds issued			26,000,000																						$ 31,000,000	26,000,000
Borrowings term														7 years
UNE Bond 4 (Tranche A) Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									5.56%		5.56%
UNE Bond 4 (Tranche B) Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														2.61%											2.61%		2.61%
Bonds issued			64,000,000																						$ 75,000,000	64,000,000
Borrowings term														10 years
UNE Bond 4 (Tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														3.18%											3.18%		3.18%
Bonds issued			19,000,000																						$ 23,000,000	19,000,000
Borrowings term														15 years
UNE Bond 7 (Tranche B) Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									8.10%		8.10%
Bonds issued			2,000,000																						$ 3,000,000	2,000,000
UNE Bond 7 (Tranche C) Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									8.25%		8.25%
Bonds issued			3,000,000																						$ 4,000,000	3,000,000
UNE Bond 8 (Tranche A) Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued			13,000,000																						$ 15,000,000	13,000,000
UNE Bond 8 (Tranche A) Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									17.00%		17.00%
USD 4.500% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued			549,000,000																						$ 550,000,000	549,000,000
USD 4.500% Senior Notes Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									4.50%		4.50%
USD 5.125% Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 737,000,000																						$ 738,000,000	737,000,000
USD 5.125% Senior Notes Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									5.125%		5.125%
Bank Loans with DNB
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings						$ 200,000,000
USD 6.625% Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												6.625%
Borrowings exchanged												$ 302,100,000
USD 6.625% Senior Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									6.625%		6.625%
USD notes due 2026, 2028 and 2029
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage													103.00%
Percent of borrowings redeemed													10.00%
USD 6.75% Senior Notes Due 2022 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																			6.75%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Bonds issued | ₲											₲ 400,000													₲ 300,000
Telefonica Celular del Paraguay S.A.E. Notes Program | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.00%
Borrowings term											5 years													5 years
Telefonica Celular del Paraguay S.A.E. Notes Program | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											7.50%
Borrowings term											10 years													10 years
PYG 10.850% Notes, Due 2030, PYG 8.900% Notes, Due 2031, PYG 12.00% Notes, Due 2032, PYG 11.500% Notes, Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																									$ 178,000,000
PYG 10.850% Notes, Due 2030, PYG 8.900% Notes, Due 2031, PYG 12.00% Notes, Due 2032, PYG 11.500% Notes, Due 2036 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | ₲																											₲ 1,168,060
PYG 10.000% Notes, Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.00%		10.00%
Bonds issued | ₲																											₲ 55,000
Borrowings term																									3 years
Number of bonds issued | bond																									2		2
PYG 10.850% Notes, Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									10.85%		10.85%
Bonds issued | ₲																											₲ 250,000
Borrowings term																									5 years
Number of bonds issued | bond																									2		2
Debt Program Registered in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																			$ 150,000,000
Debt Program Registered in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																									$ 200,000,000
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																									Bs. 522.0
BOB 4.70% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																								4.70%
BOB 4.600% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																								4.60%
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																								5.30%
BOB 4.6% Notes due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																						Bs. 420.0
BOB 4.6% Notes due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																						5.00%
Telefonica Celular de Bolivia S.A. Notes due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																				5.80%
Borrowings face amount | Bs.																																				Bs. 345.0
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																										$ 540,000
UNE Bond 3 (tranche A) Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																										9.35%
UNE Bond 4
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 485,680
UNE bond issued on January 5
Disclosure of detailed information about borrowings [line items]
Bonds issued							$ 230,000
Number of tranches | tranche							2
UNE bond issued on January 5, first tranche | Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term							3 years
UNE bond issued on January 5, first tranche | Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term							4 years
UNE Bond Issued On April 25
Disclosure of detailed information about borrowings [line items]
Bonds issued																													$ 160,000
Borrowings term																									3 years
UNE Bond Issued On April 25 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																													17.00%
Cable Onda 4.5% Senior Notes due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																		$ 600,000,000
Borrowing costs capitalised																		$ 16,000,000
Repayments of non-current borrowings																$ 13,000,000									$ 27,000,000
Notional amount, repayments of noncurrent borrowings																														$ 16,000,000
Repurchase price discount, financial income																									$ 3,000,000
Borrowings amortization period																		10 years
Cable Onda 4.5% Senior Notes due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.50%
Cable Onda 4.5% Senior Notes due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.69%
Comcel Senior Notes due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings face amount									$ 900,000,000
Borrowings term									10 years
Repayments of non-current borrowings								16,000,000															$ 42,000,000
Notional amount, repayments of noncurrent borrowings																																$ 49,000,000
Tender offer, consideration per $1,000 principal amount																																	822.5
Tender offer, aggregate maximum principal amount																																	$ 90,000,000
Extinguishment of debt								19,000,000
Net financial impact of repurchase below par value								$ 3,000,000
Comcel Senior Notes due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.125%
Repayments of non-current borrowings																										88,000,000
Repurchase price discount, financial income																										$ 9,000,000
UNE bond issued on January 5, second tranche
Disclosure of detailed information about borrowings [line items]
Borrowings term							4 years 6 months
PYG 8.750% Notes Tranche A Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																									8.75%		8.75%